Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current expense:
Federal					$ 1	$ 280
State					662	326
Total					663	606
Deferred expense (benefit):
Federal					404	468
State					(78)	(36)
Total					326	432
Provision for income taxes	$ (379)	$ (979)	$ (139)	$ 467	$ 989	$ 1,038